Intangible assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Intangible assets
12	Intangible assets

Changes in costs	2020
	Opening balance	Additions	Disposals	Transfer	CTA	Closing balance
Placement agents (a)	35,284	2,000	—	—	(388)	36,896
Contractual rights (b)	44,156	—	—	—	—	44,156
Software	743	497	—	38	(63)	1,215
Software implementation costs	144	—	—	(38)	(8)	98

Cost of intangible assets	80,327	2,497	—	—	(459)	82,365

Changes in accumulated amortization	2020
	Opening balance	Additions	Disposals	Transfer	CTA	Closing Balance
(-) Placement agents (a)	(27,387)	(2,300)	—	—	772	(28,915)
(-) Contractual rights (b)	(26,805)	(3,623)	—	—	—	(30,428)
(-) Software	(678)	(84)	—	—	97	(665)

Accumulated amortization	(54,870)	(6,007)	—	—	869	(60,008)

Intangible assets, net	25,457	(3,510)	—	—	410	22,357

Changes in costs	2019
	Opening balance	Additions	Disposals	CTA	Closing balance
Placement agents (a)	35,350	3	—	(69)	35,284
Contractual rights (b)	44,156	—	—	—	44,156
Software	851	2	(74)	(36)	743
Software implementation costs	80	64	—	—	144

Cost of intangible assets	80,437	69	(74)	(105)	80,327

Changes in accumulated amortization	2019
	Opening balance	Additions	Disposals	CTA	Closing balance
(-) Placement agents (a)	(25,153)	(2,297)	—	63	(27,387)
(-) Contractual rights (b)	(23,042)	(3,763)	—	—	(26,805)
(-) Software	(688)	(96)	—	106	(678)

Accumulated amortization	(48,883)	(6,156)	—	169	(54,870)

Intangible assets, net	31,554	(6,087)	(74)	64	25,457

Changes in costs	2018
	Opening balance	Additions	Disposals	CTA	Closing balance
Placement agents (a)	35,335	276	—	(261)	35,350
Contractual rights (b)	44,156	—	—	—	44,156
Software	925	64	(3)	(135)	851
Software implementation costs	—	80	—	—	80

Cost of intangible assets	80,416	420	(3)	(396)	80,437

Changes in accumulated amortization	2018
	Opening balance	Additions	Disposals	CTA	Closing balance
(-) Placement agents (a)	(22,985)	(2,293)	—	125	(25,153)
(-) Contractual rights (b)	(19,279)	(3,763)	—	—	(23,042)
(-) Software	(635)	(161)	—	108	(688)

Accumulated amortization	(42,899)	(6,217)	—	233	(48,883)

Intangible assets, net	37,517	(5,797)	(3)	(163)	31,554

As of December 31, 2020, 2019 and 2018 there were no impairment indication for any of these assets.

(a)
Refers to amounts capitalized relating to agreements with investment placement agents relating to funds raised from foreign investors in offshore funds. These assets are amortized based on the estimated duration of the respective investment funds (note 4(e)). In case of an early liquidation of an investment fund, the amortization period is also adjusted, or if there is an indication of impairment, an impairment assessment is performed and, if necessary, an impairment loss is recognized. The remaining balance as of December 31, 2020 is expected to be amortized as shown below:

	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031	Total
Placement agent fees	2,154	1,412	1,213	1,109	991	198	198	181	175	175	175	7,981

(b)
Refers to contractual rights relating to the management of the P2 GP II and P2 GP III funds. These rights were recorded as a result of the acquisition of control of P2 Brasil Private Infrastructure General Partner II Ltd. and P2 Brasil Holding Ltd. on September 25, 2015 from Promon International Inc. The purchase agreement includes contingent consideration that will be paid to Promon based on the performance of P2 Brasil Private Infrastructure General Partner II Ltd., expected to be settled in 2022 and only if the performance is achieved. As of the date of these financial statements, no amounts were due relating to these agreements. These intangible assets were recorded based on their respective fair values using estimates of expected future earnings on the acquisition date.

(c)	Following is the breakdown of the total intangible assets by region:

	2020	2019
Brazil	815	886
Cayman Islands	21,542	24,571

Balance at December 31	22,357	25,457